RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Disclosure of detailed information about key management personnel [Table Text Block]
	2022	2021
Salaries, short-term incentives, management fees, and directors' fees (1)	$2,891	$2,457
Share-based compensation(2)	$2,285	$1,882
	$5,176	$4,339

(1) Salaries, short-term incentives, management fees, and directors' fees include remuneration and short-term benefits paid to the President, CFO, COO, and directors. The management fees were paid to a company controlled by the CEO.

(2) Share-based compensation includes amounts recorded for stock options and share units. Please see note 15 for further details.

Officers [Member]
Disclosure of transactions between related parties [line items]
Disclosure of detailed information about key management personnel [Table Text Block]
	December 31, 2022	December 31, 2021
Loan receivable(1)	$42	$44
(1) Subsequent to the year ended December 31, 2022, this loan receivable was fully settled.
Koffman Kalef, LLP [Member]
Disclosure of transactions between related parties [line items]
Disclosure of detailed information about key management personnel [Table Text Block]
	2022	2021
Professional fees - expense	$111	$105
Professional fees - capital stock issuance costs	$-	$250

	December 31, 2022	December 31, 2021
Payable to Koffman Kalef LLP	$12	$6

Goldsource Mines Inc. [Member]
Disclosure of transactions between related parties [line items]
Disclosure of detailed information about key management personnel [Table Text Block]
	2022	2021
Costs allocated to Goldsource	$66	$94

	December 31, 2022	December 31, 2021
Receivable from Goldsource	$19	$23